As filed with the Securities and Exchange Commission on October 7, 2026
1933 Act Registration No. 333-267670
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 7
Lincoln Level Advantage 2® B-Share
Lincoln Level Advantage 2® Advisory
Lincoln Level Advantage 2® B-Class
Lincoln Level Advantage 2® Advisory Class
Lincoln Level Advantage 2® Access
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Insurance Company)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Insurance Company’s Principal Executive Offices)
(260) 455-2000
(Insurance Company’s Telephone Number, Including Area Code) Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087 (Name and Address of Agent for Service)
Copy to:
Nadine Rosin, Esquire
The Lincoln National Life Insurance Company
1301 South Harrison Street
Fort Wayne, Indiana 46802
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on May 1, 2026, pursuant to paragraph (b) of Rule 485
/X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
/ / New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
/ / Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
/ / If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act
/X/ Insurance Company relying on Rule 12h-7 under the Exchange Act
/ / Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities being registered:
Interests in a separate account under individual flexible payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Level Advantage 2® B-Share index-linked annuity
Lincoln Level Advantage 2® Access index-linked annuity
Lincoln Level Advantage 2® Advisory index-linked annuity

Supplement dated December XX, 2026 to the Prospectus dated May 1, 2026

This Supplement updates certain information contained in the above-referenced prospectus (the “Prospectus”) for your index-linked annuity contract. You should read this Supplement together with the Prospectus, as supplemented.  Except as described in this Supplement, all other terms and provisions of the Prospectus remain unchanged.

OVERVIEW

The following Indexed Accounts will be available for Contracts purchased on and after December 14, 2026, subject to state availability:

●
Capital Group Dividend Value ETF, 3-Year, 10% Protection Level, Performance Cap
●
Capital Group Dividend Value ETF, 6-Year, 15% Protection Level, Performance Cap

The following Indexed Accounts will not be available for Contracts purchased on and after December 14, 2026. If you are currently invested in one of these accounts, you may remain invested until the end of your current Indexed Term.

●
S&P 500® Price Return Index, 6-Year, 10% Dual Plus, Performance Cap
●
S&P 500® Price Return Index, 6-Year, Annual Lock, 10% Protection Level, Performance Cap
●
Russell 2000® Price Return Index, 6-Year, Annual Lock, 10% Protection Level, Performance Cap

DESCRIPTION OF CHANGES
The following discussion describes changes that are incorporated into the specified sections of the Prospectus.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Indexed-Account Risk.  The following bullet point is added to the list of additional risks for specific indices.

●
Capital Group Dividend Value ETF: Market conditions and global events can affect the value of securities held by the fund. The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.  Additionally, trading fund shares on the secondary market can lead to further fluctuations due to trading at different times and foreign exchanges differences.
Indexed-Accounts – Indices. The following paragraph has been added to the list of currently offered Indexed Accounts based on performance.
Capital Group Dividend Value ETF (CGDV). The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
The following bar chart has been added. The chart provides the Index’s annual return for the life of the Index, as well as the Index returns after applying a hypothetical 5% Performance Cap and a hypothetical 10% Protection Level. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

-
Capital Group Dividend Value ETF’s price return reflects the deductions of applicable fees and expenses. As a result, the ETF’s performance will be lower than the performance of a direct investment in the underlying securities held by the ETF. The Indexed Account linked to the ETF does not participate in any dividend or capital gains distributions made by the ETF.

Appendix A – Investment Options Available Under The Contract. The following updates will be made to the list of available Indexed Accounts. Please refer to Appendix A of the Prospectus for complete information about each Indexed Account.

Indexed Account Additions:

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum Declared Crediting Method Rate	Guaranteed Minimum Reset Rate Under Secure Lock+®
Capital Group Dividend Value ETF* This Indexed Account will be available for all Contracts purchased on and after December 14, 2026, subject to state availability.	Exchange Traded Fund	3-Year	Point-to-Point	10% Protection Level	5.0% Performance Cap	0.10% Performance Cap
Capital Group Dividend Value ETF* This Indexed Account will be available for all Contracts purchased on and after December 14, 2026, subject to state availability.	Exchange Traded Fund	6-Year	Point-to-Point	15% Protection Level	10.0% Performance Cap	0.10% Performance Cap
*The ETF’s investment advisor deducts applicable fees and expenses when calculating performance. As a result, the ETF’s performance will be lower than the performance of a direct investment in the underlying securities held by the ETF. The Indexed Account linked to the ETF does not participate in any dividend or capital gains distributions made by the ETF.

4

Indexed Account Closures:

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum Declared Crediting Method Rate	Guaranteed Minimum Reset Rate Under Secure Lock+®
S&P 500® Price Return Index
This Indexed Account will no longer be available for new allocations or renewals on and after December 14, 2026. If you are currently invested in this Indexed Account, you may remain invested until the end of your current Indexed Term or any indexed anniversary on or after that date.
	Market Index	6-Year	Point-to-Point	10% Dual Plus	10.0% Performance Cap	N/A
S&P 500® Price Return Index
This Indexed Account will no longer be available for new allocations or renewals on and after December 14, 2026. If you are currently invested in this Indexed Account, you may remain invested until the end of your current Indexed Term or any indexed anniversary on or after that date.
	Market Index	6-Year	Annual Lock	10% Protection Level	1.0% Performance Cap	N/A
Russell 2000® Price Return Index
This Indexed Account will no longer be available for new allocations or renewals on and after December 14, 2026. If you are currently invested in this Indexed Account, you may remain invested until the end of your current Indexed Term or any indexed anniversary on or after that date.

	Market Index	6-Year	Annual Lock	10% Protection Level	1.0% Performance Cap	N/A

5

Under Appendix B – Index Disclosures: The following disclosure replaces the existing Index disclosure language in the appendix.
Capital Group Global Growth ETF, Capital Group Growth ETF and Capital Group Dividend Value ETF
Capital Client Group, Inc. is the distributor for Capital Group Global Growth Equity ETF (CGGO), and Capital Group Growth ETF (CGGR), and Capital Group Dividend Value ETF (CGDV). Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETF shares are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged. All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. Capital Group makes no representations or warranties, express or implied, to the owners of any products offered by The Lincoln National Life Insurance Company (Lincoln) or any member of the public regarding the advisability of purchasing any product or service offered by Lincoln or the results to be obtained from any product or service offered by Lincoln. Products offered by Lincoln are not sponsored, endorsed or sold by Capital Group, and purchasers of such products do not acquire any interest in CGGO, or CGGR, or CGDV nor enter into any relationship with Capital Group. Capital Group has no obligation or liability for any errors, omissions, interruptions or use of CGGO, or CGGR, or CGDV or any data related thereto, or in connection with the operation, marketing, trading or sale of any product or service offered by Lincoln.
You can obtain additional information by contacting your registered representative, visiting www.lfg.com/vaprospectus, or by emailing CustServSupportTeam@lfg.com.

Please retain this Supplement for future reference.

6

Part A
The Prospectus for the Lincoln Level Advantage 2® B-Share, Lincoln Level Advantage 2® Advisory, Lincoln Level Advantage 2® B-Class, Lincoln Level Advantage 2® Advisory Class, Lincoln Level Advantage 2® Access index-linked annuity contract is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-267670) filed on April 14, 2026, and to the definitive 497 Filing filed on May 1, 2026.
Part B
The Statement of Additional Information for the Lincoln Level Advantage 2® B-Share, Lincoln Level Advantage 2® Advisory, Lincoln Level Advantage 2® B-Class, Lincoln Level Advantage 2® Advisory Class, Lincoln Level Advantage 2® Access index-linked annuity contract is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-267670) filed on April 14, 2026, and to the definitive 497 Filing filed on May 1, 2026.

PART C - OTHER INFORMATION
Item 27. Exhibits
(a) Not applicable.
(b) Not applicable
(c)(1) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form S-3 (File No. 333-222785) filed on January 30, 2018.
(2) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-283685) filed on December 9, 2024.
(d)(1) Annuity Contract (24-50090) B-Share Single Premium incorporated herein by reference to Post-Effective Amendment No. 3 on Form S-3 (File No. 333-267670) filed on January 19, 2024.
(2) Annuity Contract (24-50091) Advisory Single Premium incorporated herein by reference to Post-Effective Amendment No. 3 on Form S-3 (File No. 333-267670) filed on January 19, 2024.
(3) Annuity Contract (24-50092) Advisory Single Premium incorporated herein by reference to Post-Effective Amendment No. 3 on Form S-3 (File No. 333-267670) filed on January 19, 2024.
(4) Indexed Account(s) Rider (24AR-740) (Dual Performance Trigger with Protection Level) incorporated herein by reference to Post-Effective Amendment No. 3 on Form S-3 (File No. 333-267670) filed on January 19, 2024.
(5) Indexed Account(s) Rider (ICC24AR-759) (Dual Performance Trigger Rate with Protection Level) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-283928) filed on April 22, 2024.
(6) Indexed Account(s) Rider (24AR-741) (Dual15 Plus) incorporated herein by reference to Post-Effective Amendment No. 3 on Form S-3 (File No. 333-267670) filed on January 19, 2024.
(7) Indexed Account(s) Rider (ICC24AR-760) (Dual Rate Plus) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-283928) filed on April 22, 2024.
(8) Indexed Account(s) Rider (24AR-742) (Performance Cap with Protection Level) incorporated herein by reference to Post-Effective Amendment No. 3 on Form S-3 (File No. 333-267670) filed on January 19, 2024.
(9) Indexed Account(s) Rider (ICC24AR-761) (Performance Cap with Protection Level) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-283928) filed on April 22, 2024.
(10) Indexed Account(s) Rider (24AR-744) (Performance Trigger with Protection Level) incorporated herein by reference to Post-Effective Amendment No. 3 on Form S-3 (File No. 333-267670) filed on January 19, 2024.
(11) Indexed Account(s) Rider (ICC24-762) (Performance Trigger Rate with Protection Level) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-283928) filed on April 22, 2024.
(12) Indexed Account(s) Rider (24AR-745) (Participation Rate with Protection Level) incorporated herein by reference to Post-Effective Amendment No. 3 on Form S-3 (File No. 333-267670) filed on January 19, 2024.
(13) Indexed Account(s) Rider (ICC24-763) (Participation Rate with Protection Level) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-283928) filed on April 22, 2024.
(14) Indexed Account(s) Rider (24AR-747) (Performance Cap with Annual Locks and Protection) incorporated herein by reference to Post-Effective Amendment No. 3 on Form S-3 (File No. 333-267670) filed on January 19, 2024.
(15) Indexed Account(s) Rider (ICC24AR-764) (Performance Cap with Annual Locks and Protection Level) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-267670) filed on April 25, 2025.
(16) Guarantee of Principal Death Benefit Rider (24AR-748) incorporated herein by reference to Post-Effective Amendment No. 3 on Form S-3 (File No. 333-267670) filed on January 19, 2024.
(17) Guarantee of Principal Death Benefit Rider (ICC24AR-765) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-267670) filed on April 25, 2025.
(e) Application (AN12603) incorporated herein by reference to Post-Effective Amendment No. 3 on Form S-3 (File No. 333-267670) filed on January 19, 2024.
(f)(1) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.

(2) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(g) Not applicable
(h) Not applicable
(i) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j) Not applicable
(k) Opinion and Consent of Counsel of Jassmin McIver-Jones, Counsel of The Lincoln National Life Insurance Company, as to the legality of securities being registered incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-267670) filed on April 25, 2025.
(l) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (to be filed by amendment).
(m) Not applicable
(n) Not applicable
(o) Form of ISP filed herein.
(p) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
(q) Not applicable
(r) Not applicable
(s) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 47 on Form N-6 (File No. 333-125790) filed on April 7, 2026.
Item 28. Directors and Officers of the Insurance Company
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Insurance Company
Craig T. Beazer*	Executive Vice President, General Counsel and Director
Adam M. Cohen*	Senior Vice President, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
John G. Morriss*	Executive Vice President, Chief Investment Officer and Director
Vacant	Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
Eric B. Wilmer***	Assistant Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06103
***Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
Item 29. Persons Controlled by or Under Common Control with the Insurance Company
See Exhibit (s) above: Lincoln National Corporation Organization Chart
Item 30. Indemnification
a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. f(2) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Adam M. Cohen*	Senior Vice President and Treasurer
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Jared M. Nepa*	Senior Vice President and Director
Timothy J. Seifert Sr*	Senior Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
(c) N/A

Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment
(a) The information in the chart below is current as of December 31, 2025:
Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
Lincoln Level Advantage2® B-Share	29,502	$7,024,883,351	21,861	$4,727,487,777	$47,201,164	No
Lincoln Level Advantage2® Advisory	3,778	$920,243,957	3,314	$757,869,610	$13,281,463	No
Lincoln Level Advantage2® B-Class	981	$296,423,862	543	$140,914,292	$2,151,317	No
Lincoln Level Advantage2® Advisory Class	382	$105,248,476	222	$56,927,550	$2,721,057	No
Lincoln Level Advantage2® Access	568	$286,214	427	$135,748,181	$1,479,292	No

(b) Current limits on Index gains in effect for each Indexed Account during the twelve months ending on December 31, 2025 incorporated here by reference to Post-Effective Amendment No. 6 (File No. 333-267670) filed on April 14, 2026.
Item 32. Location of Accounts and Records
Not applicable.
Item 33. Management Services
Not Applicable.
Item 34. Fee Representation and Undertakings
a. The Insurance Company undertakes that it will file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and.
b. The Insurance Company undertakes that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

As required by the Securities Act of 1933 Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this registration statement and has caused this Post-Effective Amendment No. 7 to the registration statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut on this 28th day of September, 2026 at 10:58 am.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Insurance Company)

Lincoln Level Advantage 2® B-Share

Lincoln Level Advantage 2® Advisory

Lincoln Level Advantage 2® Access

By: /s/Kimberly A. Genovese
Kimberly A. Genovese
Vice President, The Lincoln National Life Insurance Company

As required by the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons in their capacities indicated on September 28, 2026 at 10:58 am.

Signature	Title
*/s/ Ellen G. Cooper Ellen G. Cooper	President and Director (Principal Executive Officer)

*/s/ Craig T. Beazer Craig T. Beazer	Executive Vice President, and Director
*/s/ John G. Morriss John G. Morriss	Executive Vice President, Chief Investment Officer, and Director
*/s/ Adam M. Cohen Adam M. Cohen	Senior Vice President, Interim Chief Financial Officer, Treasurer, and Chief Accounting Officer (Principal Accounting Officer)
*/s/ Eric B. Wilmer Eric B. Wilmer	Assistant Vice President and Director
* By /s/Kimberly A. Genovese, Pursuant to a Power of Attorney Kimberly A. Genovese